Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income/(loss)	$ (259,720)	$ 378,279	$ 236,998
Non-cash items add/(deduct):
Depletion, depreciation and accretion	356,830	304,274	250,774
Goodwill impairment	451,121
Changes in fair value of derivative instruments	81,733	(124,266)	(6,184)
Deferred income tax expense/(recovery)	81,275	130,304	129,945
Foreign exchange (gain)/loss on debt and working capital	(34,085)	58,628	(42,623)
Share-based compensation and general and administrative	23,044	25,917	22,576
Translation of U.S. dollar cash held in Canada (gain)/loss	8,794	(19,630)	10,978
Gain on the divestment of assets			(78,400)
Asset retirement obligation expenditures	(16,715)	(11,263)	(12,907)
Changes in non-cash operating working capital	1,963	(3,459)	(35,032)
Cash flow from operating activities	694,240	738,784	476,125
Financing Activities
Proceeds from the issuance of shares (net of issue costs)		9,138
Dividends	(27,866)	(29,282)	(29,017)
Bank credit facility			(23,272)
Senior notes	(59,429)	(29,044)	(29,084)
Purchase of common shares under Normal Course Issuer Bid	(178,793)	(79,027)
Share-based compensation - cash settled (tax withholding)	(4,952)
Cash flow from/(used in) financing activities	(271,040)	(128,215)	(81,373)
Investing Activities
Capital and office expenditures	(24,362)	(18,009)	(13,276)
Property and land acquisitions	(606,966)	(604,110)	(459,152)
Property divestments	9,539	(919)	56,196
Cash flow from/(used in) investing activities	(621,789)	(623,038)	(416,232)
Effect of exchange rate changes on cash and cash equivalents	(13,089)	29,248	(25,277)
Change in cash and cash equivalents	(211,678)	16,779	(46,757)
Cash and cash equivalents, beginning of year	363,327	346,548	393,305
Cash and cash equivalents, end of year	$ 151,649	$ 363,327	$ 346,548